Income Taxes - Schedule of Income Taxes Statutory Federal Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes Statutory Federal Income Tax Rate [Abstract]
Income tax benefit at statutory rate, Amount					$ (489,000)	$ (1,424,000)
Income tax benefit at statutory rate, Percentage of Pretax Earnings					21.00%	21.00%
State income taxes, net of federal benefit, Amount						$ (336,000)
State income taxes, net of federal benefit, Percentage of Pretax Earnings					0.00%	5.00%
Nondeductible expenses, Amount					$ 39,000	$ 73,000
Nondeductible expenses, Percentage of Pretax Earnings					(1.70%)	(1.10%)
Foreign rate differential, Amount					$ (35,000)	$ (25,000)
Foreign rate differential, Percentage of Pretax Earnings					1.50%	0.30%
Other, Amount						$ (52,000)
Other, Percentage of Pretax Earnings					0.00%	0.80%
Prior period deferred tax true up, Amount					$ 278,000
Prior period deferred tax true up, Percentage of Pretax Earnings					(11.90%)	0.00%
Change in state tax rate, Amount					$ 91,000
Change in state tax rate, Percentage of Pretax Earnings					(3.90%)	0.00%
Change in valuation allowance, Amount					$ 116,000	$ 1,764,000
Change in valuation allowance, Percentage of Pretax Earnings					(5.00%)	(26.00%)
Provision for income tax benefit, Amount
Provision for income tax benefit, Percentage of Pretax Earnings					0.00%	0.00%